Commitments and contingencies - Narrative (Details) $ in Millions		1 Months Ended		12 Months Ended
	Mar. 15, 2017 rig company	Jun. 30, 2020 rig	May 31, 2018 rig	Dec. 31, 2023 USD ($) rig	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) rig
Transocean Rigs
Other Commitments [Line Items]
Number of high specification jack-up drilling rigs to be acquired	15
Number of jack-up rig companies acquired | company	8
Number of rigs under construction	5
Number of premium newbuild jack-up drilling rigs acquired	5
Number of premium newbuild jack-up drilling rigs delivered				2
Number of premium newbuild jack-up drilling rigs sold				1
Number of premium newbuild jack-up drilling rigs under construction		2		2
Payment of acceleration costs | $					$ 12.5
Remaining contracted installments outstanding, amount | $				$ 319.8		$ 294.8
Seatrium Delivery Financing
Other Commitments [Line Items]
Number of premium newbuild jack-up drilling rigs acquired			5
Remaining contracted installments outstanding, amount | $				$ 0.0		$ 0.0
Number rigs with deferred delivery subsequently sold				2		2